Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.0001 par value per share ("Common Stock")
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	17.87
Maximum Aggregate Offering Price	$ 71,480,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,871.39
Offering Note	1a. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 1b. Represents 4,000,000 additional shares of the Registrant's common stock, par value $0.0001 per share (the "Common Stock"), available for issuance under the Target Hospitality Corp. 2019 Incentive Plan, as amended (the "Plan"), pursuant to the amendment of the Plan approved by the Registrant's stockholders at the Registrant's Annual Meeting of Stockholders on May 21, 2026. 1c. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon a price of $17.87 per share of Common Stock, which is the average of the high and low price of the Common Stock as reported by the Nasdaq Capital Market on May 14, 2026.